Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 605,921	$ 107,278	$ 40,307	$ 7,425
Deferred financing costs	17,707	15,124
Prepaid expenses and other current assets	13,930	10,376
Total current assets	924,446	461,546
Deferred financing costs	32,157	32,386
Other assets	52,164	46,060
Total assets	4,893,928	4,184,289
Liabilities and shareholders' equity:
Accrued interest payable	29,594	12,099
Total current liabilities	402,056	346,084
Long-term debt, net of current maturities	2,034,958	1,456,250
Commitments and contingencies
Shareholders' equity:
Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,902,000 and 216,900,000 shares outstanding as of December 31, 2012 and 2011, respectively	2,169	2,169
Additional paid-in capital	2,349,544	2,344,226
Accumulated other comprehensive loss	(58,416)	(60,284)
Accumulated deficit	21,951	(12,038)
Total shareholders' equity	2,315,248	2,274,073	1,775,207	207,749
Total liabilities and shareholders' equity	4,893,928	4,184,289
Parent Company
Assets:
Cash and cash equivalents	155	7,226
Amount due from subsidiaries	997
Deferred financing costs	2,036
Prepaid expenses and other current assets	545	61
Total current assets	3,733	7,287
Investment in subsidiary	2,647,215	2,277,787
Deferred financing costs	2,206
Other assets		76
Total assets	2,653,154	2,285,150
Liabilities and shareholders' equity:
Accounts payable and accrued expenses	706	568
Amount due to subsidiary	28,469	10,509
Accrued interest payable	8,731
Total current liabilities	37,906	11,077
Long-term debt, net of current maturities	300,000
Commitments and contingencies
Shareholders' equity:
Common shares, $0.01 par value, 5,000,000,000 shares authorized, 224,100,000 shares issued and 216,902,000 and 216,900,000 shares outstanding as of December 31, 2012 and 2011, respectively	2,169	2,169
Additional paid-in capital	2,349,544	2,344,226
Accumulated other comprehensive loss	(58,416)	(60,284)
Accumulated deficit	21,951	(12,038)
Total shareholders' equity	2,315,248	2,274,073
Total liabilities and shareholders' equity	$ 2,653,154	$ 2,285,150